Grupo Santander - Agreement with Credit Agricole (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 17, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Net capital gain on non-current assets held-for-sale		€ (43)	€ (171)	€ (232)
Caceis
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest expected following purchase transaction	30.50%
Percentage of ownership interest not held by entity	69.50%
Net capital gain on non-current assets held-for-sale	€ 693
Gains (losses) on financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 219
Spain
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	100.00%
Latin America | Caceis
Disclosure of detailed information about business combination [line items]
Share capital contributed (as a percent)	49.99%
Caceis
Disclosure of detailed information about business combination [line items]
Investments in associates	€ 1,010